Shareholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Shareholders' Equity
Equity
In connection with the closing of the Merger on January 28, 2011, Blackstone, along with certain members of the Company's management, contributed $259.9 million (the "Initial Capital") through the purchase of Holdings. As consideration for the Initial Capital, the Company issued a total of 259,865 shares of common stock, with a par value of $0.01 per share. Simultaneously, all prior existing shares of AVINTIV Specialty Materials Inc's common and preferred stock were canceled and converted into the right to redeem for a portion of the merger consideration. As a result of the Merger, AVINTIV Acquisition Corporation owns 100% of the Company's issued and outstanding common stock.
Common Stock
The authorized share capital of the Company is $10, consisting of 1,000 shares, par value $0.01 per share. The Company did not pay any dividends since the Merger and intends to retain future earnings, if any, to finance the further expansion and continued growth of the business. In addition, our indebtedness obligations limit certain restricted payments, which include dividends payable in cash, unless certain conditions are met.
Additional Paid-in-Capital
In accordance with push-down accounting, the basis in the Initial Capital has been pushed down from Holdings to the Company. Amounts related to Blackstone and certain board members are recorded in Additional paid-in capital. The remaining portion, related to certain members of the Company's management, was recorded in Other noncurrent liabilities as they contained a three-year call option feature which specifies that the employer can repurchase the shares at the original purchase price (or less) if the employee terminates within the specified time period. Upon the expiration of the three-year call option, associated amounts were no longer considered a liability and recorded in Additional paid-in capital. Subsequent to January 28, 2011, certain members of the Company's management and certain board members purchased common stock of Holdings. In addition, the Company has repurchased common stock from former employees. At March 31, 2015, the net amount purchased was $2.1 million and accordingly, the Company recorded the basis in these shares as additional paid-in capital or as a noncurrent liability, as necessary.
On December 18, 2013, the Company received an additional equity investment of $30.7 million from Blackstone (the "Equity Investment"). The Equity Investment, along with the proceeds received from the Term Loans, were used to repay all outstanding borrowings under the Senior Secured Bridge Credit Agreement and the Senior Unsecured Bridge Credit Agreement.
In connection with Providência Acquisition, the Company determined that the related noncontrolling interest is required to be presented as mezzanine equity on the Consolidated Balance Sheets and adjusted to its estimated maximum redemption amount at each balance sheet date. As a result, adjustments to the redeemable noncontrolling interest are offset by a deemed dividend to the minority shareholders recognized in Additional paid-in capital. Refer to Note 14, "Redeemable Noncontrolling Interest" for further information on the accounting of the redeemable noncontrolling interest.
Accumulated Other Comprehensive Income (Loss)
The changes in Accumulated other comprehensive income (loss) by component are as follows:

In thousands	Pension and Postretirement Benefit Plans	Cumulative Translation Adjustments	Total
December 31, 2014	$(30,959)	$(28,205)	$(59,164)
Other comprehensive income (loss) before reclassifications	(90)	(28,678)	(28,768)
Amounts reclassified out of accumulated comprehensive income (loss)	90	—	90
Net current period other comprehensive income (loss)	—	(28,678)	(28,678)
March 31, 2015	$(30,959)	$(56,883)	$(87,842)

Amounts presented in Other comprehensive income (loss) before reclassifications are net of tax. For the three months ended March 31, 2015, the Company did not record any income tax expense for pension and postretirement benefit plans and cumulative translation adjustments.
Amounts reclassified out of Accumulated other comprehensive income (loss) is as follows:

In thousands	Three Months Ended March 31, 2015	Three Months Ended March 29, 2014
Pension and other postretirement benefit plans:
Net amortization of actuarial gains (losses)	$91	$1
Curtailment / settlement gain (loss)	—	—
Total reclassifications, before tax	91	1
Income tax (provision) benefit	(1)	(1)
Total reclassifications, net of tax	$90	$—

Amounts associated with pension and postretirement benefit plans reclassified from Accumulated other comprehensive income (loss) are recorded within Selling, general and administrative expenses on the Consolidated Statements of Comprehensive Income (Loss). The components are included in the computation of net periodic benefit cost.

Equity
In connection with the closing of the Merger on January 28, 2011, Blackstone, along with certain members of the Company's management, contributed $259.9 million (the "Initial Capital") through the purchase of Holdings. As consideration for the Initial Capital, the Company issued a total of 259,865 shares of common stock, with a par value of $0.01 per share. Simultaneously, all prior existing shares of AVINTIV Specialty Materials Inc's common and preferred stock were canceled and converted into the right to redeem for a portion of the merger consideration. As a result of the Merger, AVINTIV Acquisition Corporation owns 100% of the Company's issued and outstanding common stock.
Common Stock
The authorized share capital of the Company is $10, consisting of 1,000 shares, par value $0.01 per share. The Company did not pay any dividends during fiscal years 2014 or 2013 and intends to retain future earnings, if any, to finance the further expansion and continued growth of the business. In addition, our indebtedness obligations limit certain restricted payments, which include dividends payable in cash, unless certain conditions are met.
Additional Paid-in-Capital
In accordance with push-down accounting, the basis in the Initial Capital has been pushed down from Holdings to the Company. Amounts related to Blackstone and certain board members are recorded in Additional paid-in capital. The remaining portion, related to certain members of the Company's management, was recorded in Other noncurrent liabilities as they contained a three-year call option feature which specifies that the employer can repurchase the shares at the original purchase price (or less) if the employee terminates within the specified time period. Upon the expiration of the three-year call option, associated amounts were no longer considered a liability and recorded in Additional paid-in capital. Subsequent to January 28, 2011, certain members of the Company's management and certain board members purchased common stock of Holdings. In addition, the Company has repurchased common stock from former employees. At December 31, 2014, the net amount purchased was $2.1 million and accordingly, the Company recorded the basis in these shares as additional paid-in capital or as a noncurrent liability, as necessary.
On December 18, 2013, the Company received an additional equity investment of $30.7 million from Blackstone (the "Equity Investment"). The Equity Investment, along with the proceeds received from the Term Loans, were used to repay all outstanding borrowings under the Senior Secured Bridge Credit Agreement and the Senior Unsecured Bridge Credit Agreement.
In connection with Providência Acquisition, the Company determined that the related noncontrolling interest is required to be presented as mezzanine equity on the Consolidated Balance Sheets and adjusted to its estimated maximum redemption amount at each balance sheet date. As a result, adjustments to the redeemable noncontrolling interest are offset by a deemed dividend to the minority shareholders recognized in Additional paid-in capital. Refer to Note 17, "Redeemable Noncontrolling Interest" for further information on the accounting of the redeemable noncontrolling interest.
Accumulated Other Comprehensive Income (Loss)
The changes in Accumulated other comprehensive income (loss) by component are as follows:

In thousands	Pension and Postretirement Benefit Plans	Cumulative Translation Adjustments	Total
Balance - December 29, 2012	$(13,766)	$(1,003)	$(14,769)
Other comprehensive income (loss) before reclassifications	(2,519)	8,709	6,190
Amounts reclassified out of accumulated comprehensive income (loss)	473	—	473
Net current period other comprehensive income (loss)	(2,046)	8,709	6,663
Balance - December 28, 2013	(15,812)	7,706	(8,106)
Other comprehensive income (loss) before reclassifications	(15,201)	(35,911)	(51,112)
Amounts reclassified out of accumulated comprehensive income (loss)	54	—	54
Net current period other comprehensive income (loss)	(15,147)	(35,911)	(51,058)
Balance - December 31, 2014	$(30,959)	$(28,205)	$(59,164)

Amounts presented in Other comprehensive income (loss) before reclassifications are net of tax. For the fiscal year ended December 31, 2014, the Company recorded $0.1 million and $0.0 million of tax expense for pension and postretirement benefit plans and cumulative translation adjustments, respectively. For the fiscal year ended December 28, 2013, the Company recorded $1.3 million and $4.0 million of tax expense for pension and postretirement benefit plans and cumulative translation adjustments, respectively.
Amounts reclassified out of Accumulated other comprehensive income (loss) are as follows:

In thousands	Fiscal Year Ended December 31, 2014	Fiscal Year Ended December 28, 2013
Pension and other postretirement benefit plans:
Net amortization of actuarial gains (losses)	$(4)	$(383)
Curtailment / settlement gain (loss)	(61)	(114)
Total reclassifications, before tax	(65)	(497)
Income tax (provision) benefit	11	24
Total reclassifications, net of tax	$(54)	$(473)
Amounts associated with pension and postretirement benefit plans reclassified from Accumulated other comprehensive income (loss) are recorded within Selling, general and administrative expenses on the Consolidated Statement of Operations. The components are included in the computation of net periodic benefit cost.